Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010 TSYS Retirement Savings Plan	Dec. 31, 2013 Stock Repurchase Plan	Dec. 31, 2013 Stock Repurchase Plan Directors Plan	Dec. 31, 2010 Maximum TSYS Retirement Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution, percentage of eligible compensation	100.00%
Employee contribution, percentage of eligible compensation				4.00%
Percentage of employer discretionary contributions				4.00%
Percentage of employer contribution		15.00%	15.00%